SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment
Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives.  Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Asset Retirement Obligations Included in Other Liabilities
The following table presents an analysis related to our asset retirement obligations which are included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Three Months Ended
	March 31,
(Dollars in thousands)	2014	2013
Asset retirement obligations, January 1	$13,194	$11,854
Accretion expense	173	206
Settlement of existing liabilities	(23)	(61)
Adjustment to existing liabilities	(3,485)	—
Asset retirement obligations	9,859	11,999
Less: Current portion	(465)	(1,800)
Non-current portion of asset retirement obligations, March 31	$9,394	$10,199

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2013	2012
Asset retirement obligations, January 1	$11,854	$11,233
Liabilities incurred	1,546	—
Settlement of existing liabilities	(903)	(449)
Accretion expense	887	827
Adjustment to existing liabilities	(190)	419
Liabilities related to assets held for sale	—	(176)
Asset retirement obligations	13,194	11,854
Less: Current portion	(486)	—
Non-current portion of asset retirement obligations, December 31	$12,708	$11,854

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) — The following tables summarize the changes in Accumulated other comprehensive income (loss) by balance type for the three months ended March 31, 2014 and 2013:

(Dollars in thousands)	Defined Benefit Pension Items	Total
Accumulated other comprehensive loss as of December 31, 2013	$(11,435)	$(11,435)
Amounts reclassified from Accumulated other comprehensive income (loss) to Cost of products sold	213	213
Net decrease in other comprehensive loss	213	213
Accumulated other comprehensive income (loss), net of tax, as of March 31, 2014	$(11,222)	$(11,222)

(Dollars in thousands)	Losses on Derivative Financial Instruments	Defined Benefit Pension Items	Total
Accumulated other comprehensive loss as of December 31, 2012	$(335)	$(24,938)	$(25,273)
Amounts reclassified from Accumulated other comprehensive income (loss) to Cost of products sold	144	573	717
Net decrease in other comprehensive loss	144	573	717
Accumulated other comprehensive income (loss), net of tax, as of March 31, 2013	$(191)	$(24,365)	$(24,556)

The following table summarizes the changes in Accumulated other comprehensive income (loss) by balance type for the year ended December 31, 2013:

(Dollars in thousands)	Losses on Derivative Financial Instruments	Defined Benefit Pension Items	Total
Accumulated other comprehensive loss as of December 31, 2012	$(335)	$(24,938)	$(25,273)
Amounts reclassified from accumulated other comprehensive income (loss) to Cost of products sold	335	2,282	2,617
Pension liability adjustment	—	11,221	11,221
Net decrease in other comprehensive loss	335	13,503	13,838
Accumulated other comprehensive income (loss), net of tax, as of December 31, 2013	$—	$(11,435)	$(11,435)